Related parties	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Related parties
28. Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Pudami Educational Society towards contributions for social development;
•	Reddy Kunshan for providing research and development services;
•	Dr. Reddy’s Institute of Life Sciences for research and development services; and
•	Stamlo Hotels Limited for hotel services.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 18 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund. The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2018		2017		2016
Research and development services received	Rs.	98	Rs.	114	Rs.	102
Research and development services provided		100		-		-
Contributions towards social development		238		318		249
Catering services received		178		-		-
Hotel expenses paid		49		44		51
Lease rentals paid under cancellable operating leases to key management personnel and their relatives		35		39		37
Others		1		-		-

The Company has the following amounts due from related parties:

	As at March 31,
	2018		2017
Key management personnel (towards rent deposits)	Rs.	8	Rs.	8
Other related parties (Reddy Kunshan and Green Park Hospitality Services Private Limited)		148		-

The Company has the following amounts due to related parties:

	As at March 31,
	2018		2017
Due to related parties	Rs.	14	Rs.	9

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2018		2017		2016
Salaries and other benefits(1)	Rs.	458	Rs.	380	Rs.	336
Contributions to defined contribution plans		38		28		19
Commission to directors		153		180		263
Share-based payments expense		114		75		76
Total	Rs.	763	Rs.	663	Rs.	694

(1)
In addition to the above, the Company has accrued Rs.0 and Rs.79 towards a long term incentive plan for the services rendered by key management personnel during the years ended March 31, 2018 and 2017, respectively. Refer to Note 18 of these consolidated financial statements for further details.

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.